Inventories and pre-publication costs (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Information About Inventories Explanatory [Abstract]
Summary of Inventories and Pre-Publication Costs
	2018 £m	2017 £m
Raw materials	2	2
Pre-publication costs	171	157
Finished goods	39	38
Total	212	197